Segment Information (Summary of Financial Information by Geographical Area) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [Line Items]
Sales	$ 29,056	$ 37,884
Non-current assets	37,710	37,439
Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	29,056	37,884
Intersegment amounts [Member]
Disclosure of geographical areas [Line Items]
Sales	0	0
Canpotex [Member]
Disclosure of geographical areas [Line Items]
Sales	(394)	(105)
Non-current assets	0	0
Canpotex [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	2,076	5,414
United States [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	16,001	15,971
United States [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	17,656	20,089
Canada [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	18,987	18,303
Canada [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	3,111	3,783
Trinidad [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	661	688
Trinidad [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	29	15
Brazil customer [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	555	851
Brazil customer [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	1,048	1,136
Other [Member]
Disclosure of geographical areas [Line Items]
Sales	557	1,207
Non-current assets	389	457
Other [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	871	2,063
Australia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	1,069	1,105
Australia [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	3,389	3,877
Argentina Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	526	666
Europe Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	314	856
Other South America Customer [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	48	64
Other South America Customer [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 876	$ 1,507